Commitments and Contingencies (Details 2) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Future minimum lease payments
2015	$ 133,170,000
2016	93,454,000
2017	64,209,000
2018	49,802,000
2019	29,213,000
Thereafter	58,182,000
Total	428,030,000
Rental expense	98,300,000	84,200,000	5,200,000
Prepaid expenses and other current assets
Sales and purchase contracts for natural gas liquids and crude oil
Net asset (liability)	43,500,000
Accrued expenses and other payables
Sales and purchase contracts for natural gas liquids and crude oil
Net asset (liability)	34,600,000
Natural gas liquids
Sales and purchase contracts for natural gas liquids and crude oil
Fixed-price purchase commitments (in gallons)	31,111,000
Floating-price purchase commitments (in gallons)	522,947,000
Fixed-price sale commitments (in gallons)	63,944,000
Floating-price sale commitments (in gallons)	272,495,000
Fixed-price purchase commitments	39,117,000
Floating-price purchase commitments	618,293,000
Fixed-price sale commitments	77,682,000
Floating-price sale commitments	395,095,000
Crude oil
Sales and purchase contracts for natural gas liquids and crude oil
Fixed-price purchase commitments (in barrels)	4,016,000
Fixed-price sale commitments (in barrels)	3,564,000
Fixed-price purchase commitments	364,557,000
Fixed-price sale commitments	$ 324,765,000